Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3: PROPERTY AND EQUIPMENT

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	March 31,	December 31,
	2021	2020
Furniture and Fixtures	$2,991	$2,991
Computer Equipment	500,343	421,323
	503,334	424,314
Accumulated depreciation	(135,722)	(99,965)
Property and equipment, net of accumulated depreciation	$367,612	$324,349

Depreciation expense for the three months ended March 31, 2021 and 2020, was $35,757 and $11,421, respectively.

During the three months years ended March 31, 2021 and 2020, the Company purchased property and equipment of $79,020 and $4,068, respectively.

NOTE 4: PROPERTY AND EQUIPMENT

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	December 31,	December 31,
	2020	2019
Furniture and Fixtures	$2,991	$2,991
Computer Equipment	421,323	115,827
	424,314	118,818
Accumulated depreciation	(99,965)	(18,691)
Property and equipment, net of accumulated depreciation	$324,349	$100,127

Depreciation expense for the years ended December 31, 2020 and 2019, was $81,274 and $18,691, respectively.

During the years ended December 31, 2020 and 2019, the Company acquired property and equipment of $305,496 and $10,629, respectively.